Expense Example, No Redemption - PGIM QMA Commodity Strategies Fund - Class R6	Oct. 01, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 80
Expense Example, No Redemption, 3 Years	301
Expense Example, No Redemption, 5 Years	540
Expense Example, No Redemption, 10 Years	$ 1,226